Average Annual Total Returns	12 Months Ended	60 Months Ended	92 Months Ended			120 Months Ended	587 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Lipper U.S. Government Money Market Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	4.88%	2.20%	1.88%			1.45%
T. Rowe Price Government Money Fund, Inc.- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.00%	2.29%				1.53%
Performance Inception Date							Jan. 26, 1976
T. Rowe Price Government Money Fund- I Class
Prospectus [Line Items]
Average Annual Return, Percent	5.12%	2.36%			2.08%
Performance Inception Date					May 03, 2017

[1]	Return since 4/30/17.